Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Material Accounting Policies
Schedule of consumer price index and exchange rate

	Consumer
	Price Index	Euro	CHF	NIS	GBP
December 31, 2024	114.80	1.04	1.10	0.27	1.25
December 31, 2023	111.20	1.11	1.19	0.28	1.27
December 31, 2022	108.00	1.07	1.08	0.28	1.20
Change in percentages:
Year ended December 31, 2024	3.24	(5.88)	(7.14)	(0.55)	(1.55)
Year ended December 31, 2023	2.96	3.71	9.70	(2.98)	5.80
Year ended December 31, 2022	5.26	(5.62)	(0.54)	(11.62)	(10.80)

Schedule of estimated useful lives of property, plant and equipment

%
Machinery, equipment and vehicles	7 – 25
Computers and peripherals (mainly 33%)	13 – 33
Office furniture and equipment	7 – 20
Leasehold Improvements	10 – 30
Buildings	3.5

Schedule of lease term

Buildings	2-7 years
Vehicles	3 years